Exploration Expense	3 Months Ended
Mar. 31, 2021
RSU.
Exploration Expense
14.	EXPLORATION EXPENSE

Exploration expenses were incurred on the following projects:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Platosa	418	103
Evolución	162	203
Silver City	204	67
Kilgore	289	-
	1,073	373